SHARE-BASED COMPENSATION - Summary of activity of stock Options granted (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of shares
Balance at the beginning of the period (in shares) | shares	138,953,386
Exercised (in shares) | shares	(77,535)
Forfeited (in shares) | shares	(151,330)
Balance at the end of the period (in shares) | shares	138,724,521
Exercisable, at the end of the period (in shares) | shares	130,442,760
Vested and expected to vest, at the end of the period (in shares) | shares	8,282,496
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.06
Exercised (in dollars per share)	0.01
Forfeited (in dollars per share)	0.01
Balance at the end of the period (in dollars per share)	0.01
Exercisable, at the end of the period (in dollars per share)	0.01
Vested and expected to vest, at the end of the period (in dollars per share)	0.01
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)	0.64
Exercised (in dollars per share)	0.51
Forfeited (in dollars per share)	0.84
Balance at the end of the period (in dollars per share)	0.64
Chime Plan
Weighted average grant date fair value
Granted (in dollars per share)	0.02
Trucker Path Plan
Weighted average grant date fair value
Granted (in dollars per share)	$ 0.01
Stock options [Member] | Trucker Path Plan
Number of shares
Granted (in shares) | shares	6,871,000
Exercised (in shares) | shares	(3,217,819)
Forfeited (in shares) | shares	(65,000)
Balance at the end of the period (in shares) | shares	3,588,181
Exercisable, at the end of the period (in shares) | shares	3,217,819
Vested and expected to vest, at the end of the period (in shares) | shares	3,588,181
Weighted average exercise price
Granted (in dollars per share)	$ 0.02
Exercised (in dollars per share)	0.02
Forfeited (in dollars per share)	0.02
Balance at the end of the period (in dollars per share)	0.02
Exercisable, at the end of the period (in dollars per share)	0.02
Vested and expected to vest, at the end of the period (in dollars per share)	0.02
Weighted average grant date fair value
Granted (in dollars per share)	0.01
Forfeited (in dollars per share)	0.01
Vested (in dollars per share)	0.01
Balance at the end of the period (in dollars per share)	$ 0.01
Renren stock options [Member] | Chime Plan
Number of shares
Balance at the beginning of the period (in shares) | shares	0
Granted (in shares) | shares	8,346,000
Exercised (in shares) | shares	(3,599,903)
Forfeited (in shares) | shares	(45,000)
Balance at the end of the period (in shares) | shares	4,701,097
Exercisable, at the end of the period (in shares) | shares	3,599,903
Vested and expected to vest, at the end of the period (in shares) | shares	4,701,097
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.00
Granted (in dollars per share)	0.03
Exercised (in dollars per share)	0.03
Forfeited (in dollars per share)	0.03
Balance at the end of the period (in dollars per share)	0.03
Exercisable, at the end of the period (in dollars per share)	0.03
Vested and expected to vest, at the end of the period (in dollars per share)	0.03
Weighted average grant date fair value
Granted (in dollars per share)	0.02
Forfeited (in dollars per share)	0.02
Vested (in dollars per share)	0.02
Balance at the end of the period (in dollars per share)	$ 0.02